18. LEASES	12 Months Ended
Dec. 31, 2019
Leases
LEASES

18.1 Lessee

Edenor leases commercial offices, two warehouses, the headquarters building (which includes administrative, commercial and technical offices), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Central Nuevo Puerto and Puerto Nuevo) and Las Heras Substation. Edenor’s lease agreements include cancelable clauses and terms ranging between 2 and 13 years.

Furthermore, the Company leases a key part for thermal power plants operation for a 20-year term and has entered into certain oil services agreements (mainly gas compression services) which, considering their characteristics, contain the lease of the assets for the rendering of the services with terms ranging between 2 and 6 years.

The terms of the lease agreements are negotiated on an individual basis and comprise a broad range of terms and conditions.

The evolution of right-of-use assets and lease liabilities recognized as of December 31, 2019 is disclosed below:

18.1.1 Right of use assets

Original values

Type of good	At the beginning	Increase	At the end
		(1)
Machinery and equipment	-	13	13
Buildings	-	7	7
Total at 12.31.2019	-	20	20

	Depreciation

Type of good	At the beginning	For the year	At the end

Machinery and equipment	-	(2)	(2)
Buildings	-	(2)	(2)
Total at 12.31.2019	-	(4)	(4)

	Net book values
Type of good	At the end

Machinery and equipment	11
Buildings	5
Total at 12.31.2019	16

(1) Includes U$S 8 million incorporated as of January 1, 2019 on the adoption of IFRS 16 (see Note 4.1.1)

18.1.2 Lease liabilities

12.31.2019
At the beginning of the year	-
Incorporation by adoption of IFRS 16	8
Increases	13
Discounted value measurement (1)	3
Payments	(5)
Exchange differences on translation	(3)
At the end of the year	16

(1) Included in the “Gains (losses) from present value measurement” under Other financial results

As of December 31, 2019, this liability is disclosed under Other current payables in the amount of U$S 4 million and Other non-current payables for U$S 12 million.

The following table includes an analysis of the Company lease liabilities, grouped according to their maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2019
Less than three months	1
Three months to one year	4
One to two years	4
Two to three years	2
Three to four years	1
Four to five years	1
More than five years	16
Total	29

18.1.3 Short-term or low value leases

As of December 31, 2019, the Company has recognized administrative costs and expenses in the amount of U$S 10 million on account of lease payments associated with short-term leases and low-value underlying assets.

18.2     Lessor

18.2.1 Financial leases

Corresponding to the financing granted to TGS for the sale of certain property, plant and equipment belonging to the Oil & Gas business segment. This agreement was entered into on August 11, 2016, and consists of the collection of 119 monthly consecutive installments of U$S 623 thousand, without considering taxes, and a purchase option for a like amount payable at the end of the 120 months of the contract life.

As of December 31, 2019, this receivable is disclosed under Other current receivables in the amount of U$S 5 million and under Other non-current receivables for U$S 34 million.

The following table includes an analysis of the Company receivable, grouped according to its maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2019
Less than three months	2
Three months to one year	6
One to two years	7
Two to three years	7
Three to four years	7
Four to five years	7
More than five years	12
Total	48

18.2.2     Operating leases

Edenor has entered into operating lease contracts with certain cable television companies granting them the right to use its network’s poles. Most of these contracts have an automatic renewal clause.

As of December 31, 2019 and 2018, future minimum collections regarding operating leases are those detailed below:

	12.31.2019	12.31.2018
2019	-	5
2020	5	-
Total future minimum lease collections	5	5

The total income from operating leases for the years ended December 31, 2019 and 2018 amounts to U$S 5 million and U$S 5, respectively.